Commitments and Contingencies (Details) € in Millions				1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 30, 2023	Oct. 31, 2023	Aug. 29, 2020 ft²	Jul. 31, 2021 EUR (€)	Jun. 30, 2021 ft²	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 30, 2024 USD ($)
Commitments and Contingencies (Details) [Line Items]
Amount of retention bonuses						$ 311,000		$ 311,000
Percentage of retention bonuses	50.00%
Retention bonus paid								86,000
Severance expense								159,000
Remains unpaid
Workforce reduction percentage									67.00%
Number of employees									12
Square feet (in Square Feet) | ft²			5,200
Lease term			42 months
Lease renewal option			option to renew for an additional 36 month term at the then prevailing rental rate.			to extend the lease term six (6) months through September 2024
Term			36 months			6 months
Square feet office facilities (in Square Feet) | ft²					3,000
Sublease term		29 months			29 months
Lessee operating lease description						The leases include real estate taxes and insurance, which is not a lease component and is not included in the lease obligation. In addition, common area maintenance charges are based on actual costs incurred and are a non-lease component that is not included in the lease obligation.		The leases include real estate taxes and insurance, which is not a lease component and is not included in the lease obligation. In addition, common area maintenance charges are based on actual costs incurred and are a non-lease component that is not included in the lease obligation.
Lease liability						$ 48,000		$ 280,000
Operating leases						$ 23,000	$ 33,000	$ 127,000	$ 131,000
Weighted-average discount rate						7.00%		7.00%
Weighted-average remaining lease term						6 months		3 years 2 months 12 days
Indicates (true false) whether lessee has option to extend operating lease						false
Additional operating lease term						September 2024
Percentage Of Base Rent To Be Paid Monthly						125.00%
One-time Termination Benefits
Commitments and Contingencies (Details) [Line Items]
Restructuring charges									755,000
Subsequent Event
Commitments and Contingencies (Details) [Line Items]
Amount of retention bonuses										$ 444,000
Clinical development decisions
Commitments and Contingencies (Details) [Line Items]
Amount of retention bonuses									265,000
Research and development | One-time Termination Benefits
Commitments and Contingencies (Details) [Line Items]
Restructuring charges									470,000
Research and development | Patent Assignment Agreement | University Medical Center Of Johannes Gutenberg University Mainz
Commitments and Contingencies (Details) [Line Items]
Royalty obligations (in Euro) | €				€ 1.6
General and Administrative Expense
Commitments and Contingencies (Details) [Line Items]
Rent expense						$ 22,000	$ 31,000	$ 119,000	125,000
General and Administrative Expense | One-time Termination Benefits
Commitments and Contingencies (Details) [Line Items]
Restructuring charges									$ 285,000